Note 12 - Stock Incentive Plan	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
12.
       Stock Incentive Plan

On
July
31,
2014,
the Board of Directors approved the Company’s
2014
Stock Incentive Plan (the
“2014
Plan”). The plan is administered by the Board of Directors which can make awards totaling in aggregate up to
2,500,000
shares, respectively over
10
years after the plan’s adoption date. The persons eligible to receive awards under the plan are officers, directors, and executive, managerial, administrative and professional employees of the Company or Eurobulk or Eurochart, (collectively, “key persons”) as the Board, in its sole discretion, shall select based upon such factors as the Board shall deem relevant. Awards may
be made under the plan in the form of incentive stock options, non-qualified stock options, stock appreciation rights, dividend equivalent rights, restricted stock, unrestricted stock, restricted stock units and performance shares. Details of awards granted under the
2014
Plan during the
three
year period ended
December
31,
2016
are noted below.

a)	On
November
3,
2014
an award of
45,000
non-vested restricted shares, was made to
19
key persons of which
50%
vested on
November
16,
2015
and
50%
vested on
November
16,
2016;
awards to officers and directors amounted to
26,100
shares and the remaining
18,900
shares were awarded to employees of Eurobulk.

b)	On
November
6,
2015
an award of
68,400
non-vested restricted shares, was made to
19
key persons of which
50%
vested on
July
1,
2016
and
50%
will vest on
July
1,
2017;
awards to officers and directors amounted to
40,040
shares and the remaining
28,360
shares were awarded to employees of Eurobulk.

c)	On
November
3,
2016
an award of
82,080
non-vested restricted shares, was made to
19
key persons of which
50%
will vest on
November
1,
2017
and
50%
will vest on
November
1,
2018;
awards to officers and directors amounted to
48,048
shares and the remaining
34,032
shares were awarded to employees of Eurobulk.

All non-vested restricted shares are conditional upon the grantee’s continued service as an employee of the Company, Eurobulk or as a director until the applicable vesting date. The grantee does not have the right to vote on such non-vested restricted shares until they vest or exercise any right as a shareholder of these shares, however, the non-vested shares will accrue dividends as declared and paid which will be retained by the Company until the shares vest at which time they are payable to the grantee. As non-vested restricted share grantees accrue dividends on awards that are expected to vest, such dividends are charged to retained earnings.

The Company estimates the forfeitures of non-vested restricted shares to be immaterial and hence accounts for forfeitures as they occur.

The compensation cost that has been charged against income for awards was
$510,114,
$306,111
and
$294,341,
for the years ended
December
31,
2014,
2015
and
2016,
respectively. The Company has used the straight-line method to recognize the cost of the awards.

A summary of the status of the Company’s non-vested shares as of
December
31,
2016
and changes during the year ended
December
31,
2016,
are presented below:

Non-vested Shares	Shares	Weighted-Average Grant-Date Fair Value
Non-vested on January 1, 2016	90,900	5.67
Granted	82,080	1.21
Vested	(56,700)	6.57
Non-vested on December 31, 2016	116,280	2.08

As of
December
31,
2016,
there was
$169,166
of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan and is expected to be recognized over a weighted-average period of
0.817
years. The total fair value at grant-date of shares granted during the year ended
December
31,
2014,
December
31,
2015,
and
December
31,
2016
was
$459,000,
$285,912
and
$99,317,
respectively.